Note 2 - Allowance For Credit Losses	3 Months Ended
Mar. 31, 2020
Notes
Note 2 - Allowance For Credit Losses

Note 2 – Allowance for Credit Losses

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. Management estimates and evaluates the allowance for credit losses by utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in pools, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate is then adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects management’s best estimate within the range of expected credit losses.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were mostly exhausted for that particular segment. Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI). To evaluate the overall adequacy of our allowance for credit losses, we consider the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, sufficiently adequate for expected losses in the current loan portfolio. As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and calculating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on grade delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on an interest-bearing loan when it is less than 60 days past due. There were no loans 60 days or more past due and still accruing interest at March 31, 2020 or December 31, 2019. The Company’s principal balances on non-accrual loans by loan class as of March 31, 2020 and December 31, 2019 are as follows:

Loan Class	March 31, 2020	December 31, 2019

Live Check Consumer Loans	$ 4,036,491	$ 4,689,601
Premier Consumer Loans	2,480,434	2,587,373
Other Consumer Loans	24,444,013	26,509,178
Real Estate Loans	1,588,138	1,259,471
Sales Finance Contracts	2,193,896	2,301,970
Total	$ 34,742,972	$ 37,347,593

An age analysis of principal balances on past due loans, segregated by loan class, as of March 31, 2020 and December 31, 2019 follows:

March 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,934,670	$ 1,184,798	$ 2,535,045	$ 6,654,513
Premier Loans	1,265,592	771,971	1,389,710	3,427,273
Other Consumer Loans	18,085,792	8,983,772	19,368,373	46,437,937
Real Estate Loans	1,608,915	338,560	1,659,220	3,606,695
Sales Finance Contracts	1,424,070	713,270	1,825,277	3,962,617
Total	$ 25,319,039	$ 11,992,371	$ 26,777,625	$ 64,089,035

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,089,313	$ 1,576,158	$ 3,079,737	$ 6,745,208
Premier Loans	1,174,364	791,218	1,216,080	3,181,662
Other Consumer Loans	16,309,594	9,251,491	20,675,879	46,236,964
Real Estate Loan	900,373	339,977	1,592,069	2,832,419
Sales Finance Contracts	1,691,694	754,381	1,755,318	4,201,393
Total	$ 22,165,338	$ 12,713,225	$ 28,319,083	$ 63,197,646

In addition to the delinquency rating analysis, the ratio of bankrupt accounts to the total loan portfolio is also used as a credit quality indicator. The ratio of bankrupt accounts outstanding to total principal loan balances outstanding at March 31, 2020 and December 31, 2019 was 2.19% and 2.09%, respectively.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For consumer and real estate segments, the Company also evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans based on payment activity as of March 31, 2020:

	Payment Performance – Net Balance by Origination Year
	2020 (1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 32,258	$ 43,612	$ 4,841	$ 689	$ 8	$ 1	$ 81,409
Nonperforming	345	2,961	428	46	-	-	3,780
	$ 32,603	$ 46,573	5,269	$ 735	$ 8	$ 1	$ 85,189
Premier Loans:
Performing	$ 13,457	$ 43,714	$ 12,959	$ 2,054	$ -	$ -	$ 72,184
Nonperforming	48	1,511	605	130	-	-	2,294
	$ 13,505	$ 45,225	13,564	$ 2,184	$ -	$ -	$ 74,478

Other Consumer Loans:
Performing	$ 91,137	$ 251,064	$ 45,350	$ 7,368	$ 1,353	$ 550	$ 396,822
Nonperforming	314	15,232	4,193	668	111	42	20,560
	$ 91,451	$ 266,296	$ 49,543	$ 8,036	$ 1,464	$ 592	$ 417,382
Real Estate Loans:
Performing	$ 3,499	$ 11,550	$ 8,291	$ 4,930	$ 2,649	$ 3,968	$ 34,888
Nonperforming	75	397	465	418	38	195	1,588
	$ 3,574	$ 11,947	8,757	$ 5,348	$ 2,687	$ 4,163	$ 36,476
Sales Finance Contracts:
Performing	$ 16,445	$ 30,893	$ 9,732	$ 1,885	$ 304	$ 89	$ 59,348
Nonperforming	6	1,002	631	132	26	4	1,801
	$ 16,451	$ 31,895	10,363	$ 2,017	$ 331	$ 93	$ 61,149

(1) Includes loan originated during the three-months ended March 31, 2020.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis. As of March 31, 2020, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are mostly exhausted. The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates. In response to the COVID-19 pandemic, the Company developed a payment modification program for past due accounts. The performance of these accounts may not match historical loss rates; therefore, the Company made a $1.2 million qualitative adjustment to the allowance for credit losses. Other than these modifications, we have not experienced any significant impact on our delinquencies through the date of this filing. An underwriting change to our Sales Finance Contract program was implemented as of February 10, 2020. A $1.6 million qualitative adjustment was made to increase the allowance for credit losses based on early performance indicators. Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020. The following table provides additional information on our allowance for credit losses based on a collective evaluation.

	Three Months Ended March 31, 2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$ -	$ -	$ -	$ -	$ -	$ 53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$ 8,177	$ 4,121	$ 39,180	$ 169	$ 3,511	$ 55,158
Provision for Credit Losses	2,958	1,660	10,463	73	2,986	18,140
Charge-offs	(2,549)	(1,359)	(14,131)	(6)	(1,004)	(19,049)
Recoveries	473	95	3,934	3	220	4,725
Ending Balance	$ 9,059	$ 4,517	$ 39,446	$ 239	$ 5,713	$ 58,974

	Three Months Ended
	March 31, 2020	March 31, 2019
Allowance for Credit Losses:
Beginning Balance	$ 53,000,000	$ 43,000,000
Impact of adopting ASC 326	2,158,161	-
Provision for credit losses	18,140,668	10,542,569
Charge-offs	(19,048,499)	(14,199,882)
Recoveries	4,724,230	4,157,313
Ending balance; collectively evaluated for impairment	$ 58,974,560	$ 43,500,000

Finance Receivables Ending Balance	$ 834,292,994	$ 723,236,417

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/or reductions in the amount owed by the borrower. The following table presents a summary of loans that were restructured during the three months ended March 31, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	786	$ 1,282,032	$ 1,245,551
Premier Consumer Loans	164	1,085,667	1,058,529
Other Consumer Loans	3,972	12,983,091	12,224,600
Real Estate Loans	9	111,677	111,677
Sales Finance Contracts	264	1,071,657	1,029,928
Total	5,195	$ 16,534,124	$ 15,670,285

The following table presents a summary of loans that were restructured during the three months ended March 31, 2019.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,671	$ 12,743,094	$ 12,277,683
Real Estate Loans	12	260,332	258,509
Sales Finance Contracts	200	675,882	649,115
Total	4,883	$ 13,679,308	$ 13,185,307

TDRs that occurred during the twelve months ended March 31, 2020 and subsequently defaulted during the three months ended March 31, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	427	$ 617,260
Premier Consumer Loans	53	327,474
Other Consumer Loans	1,452	2,926,111
Real Estate Loans	-	-
Sales Finance Contracts	89	209,611
Total	2,021	$ 4,080,456

TDRs that occurred during the twelve months ended March 31, 2019 and subsequently defaulted during the three months ended March 31, 2019 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Consumer Loans	1,618	$ 2,772,445
Real Estate Loans	-	-
Sales Finance Contracts	75	176,448
Total	1,693	$ 2,948,893

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of loan losses.